Average Annual Total Returns - Voya Balanced Income Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 1 Yr		Class ADV 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 5 Yrs		Class ADV 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 10 Yrs		Class ADV 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index Since Inception	Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class ADV Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class ADV Russell 1000® Index 1 Yr		Class ADV Russell 1000® Index 5 Yrs		Class ADV Russell 1000® Index 10 Yrs		Class ADV Russell 1000® Index Since Inception	Class ADV MSCI EAFE® Index 1 Yr		Class ADV MSCI EAFE® Index 5 Yrs		Class ADV MSCI EAFE® Index 10 Yrs		Class ADV MSCI EAFE® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 1 Yr		Class I 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 5 Yrs		Class I 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 10 Yrs		Class I 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class I Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class I Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class I Russell 1000® Index 1 Yr		Class I Russell 1000® Index 5 Yrs		Class I Russell 1000® Index 10 Yrs		Class I Russell 1000® Index Since Inception	Class I MSCI EAFE® Index 1 Yr		Class I MSCI EAFE® Index 5 Yrs		Class I MSCI EAFE® Index 10 Yrs		Class I MSCI EAFE® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 1 Yr		Class S 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 5 Yrs		Class S 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 10 Yrs		Class S 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index Since Inception	Class S Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S Russell 1000® Index 1 Yr		Class S Russell 1000® Index 5 Yrs		Class S Russell 1000® Index 10 Yrs		Class S Russell 1000® Index Since Inception	Class S MSCI EAFE® Index 1 Yr		Class S MSCI EAFE® Index 5 Yrs		Class S MSCI EAFE® Index 10 Yrs		Class S MSCI EAFE® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 1 Yr		Class S2 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 5 Yrs		Class S2 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index 10 Yrs		Class S2 60% Bloomberg Barclays U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index Since Inception	Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs		Class S2 Bloomberg Barclays U.S. Aggregate Bond Index Since Inception	Class S2 Russell 1000® Index 1 Yr		Class S2 Russell 1000® Index 5 Yrs		Class S2 Russell 1000® Index 10 Yrs		Class S2 Russell 1000® Index Since Inception	Class S2 MSCI EAFE® Index 1 Yr		Class S2 MSCI EAFE® Index 5 Yrs		Class S2 MSCI EAFE® Index 10 Yrs		Class S2 MSCI EAFE® Index Since Inception
Total	2.80%	7.78%	6.39%		Dec. 29, 2006	12.29%	[1]	8.32%	[1]	7.25%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	20.96%	[2]	15.60%	[2]	14.01%	[2]	[2]	7.82%	[3]	7.45%	[3]	5.51%	[3]	[3]	3.33%	8.42%	7.01%		Apr. 28, 2006	12.29%	[1]	8.32%	[1]	7.25%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	20.96%	[2]	15.60%	[2]	14.01%	[2]	[2]	7.82%	[3]	7.45%	[3]	5.51%	[3]	[3]	3.03%	8.14%	6.76%		Apr. 28, 2006	12.29%	[1]	8.32%	[1]	7.25%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	20.96%	[2]	15.60%	[2]	14.01%	[2]	[2]	7.82%	[3]	7.45%	[3]	5.51%	[3]	[3]	3.02%	8.00%	6.61%		May 03, 2006	12.29%	[1]	8.32%	[1]	7.25%	[1]	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	[2]	20.96%	[2]	15.60%	[2]	14.01%	[2]	[2]	7.82%	[3]	7.45%	[3]	5.51%	[3]	[3]

[1]	The index returns for the Bloomberg Barclays U.S. Aggregate Bond Index and the Russell 1000® Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI EAFE® Index include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions or other expenses.